American Century Investments®
Quarterly Portfolio Holdings
VP Balanced Fund
September 30, 2019

VP Balanced - Schedule of Investments
SEPTEMBER 30, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 57.1%
Aerospace and Defense — 1.3%
HEICO Corp.	9,006	1,124,669
Hexcel Corp.	8,750	718,638
L3Harris Technologies, Inc.	6,988	1,457,976
Mercury Systems, Inc.(1)	1,145	92,940
		3,394,223
Air Freight and Logistics — 0.2%
CH Robinson Worldwide, Inc.	5,184	439,499
Airlines — 0.1%
Delta Air Lines, Inc.	3,708	213,581
Auto Components — 0.3%
Gentex Corp.	27,253	750,411
Banks — 3.5%
Bank of America Corp.	102,487	2,989,546
Comerica, Inc.	17,759	1,171,916
JPMorgan Chase & Co.	32,015	3,767,845
Wells Fargo & Co.	30,502	1,538,521
		9,467,828
Beverages — 1.5%
Coca-Cola Co. (The)	32,047	1,744,639
PepsiCo, Inc.	16,274	2,231,165
		3,975,804
Biotechnology — 1.9%
AbbVie, Inc.	14,520	1,099,454
Amgen, Inc.	6,311	1,221,242
Biogen, Inc.(1)	5,867	1,365,955
Celgene Corp.(1)	9,096	903,233
Gilead Sciences, Inc.	2,110	133,732
Incyte Corp.(1)	5,271	391,266
		5,114,882
Building Products — 0.7%
Johnson Controls International plc	36,272	1,591,978
Masco Corp.	8,684	361,949
		1,953,927
Capital Markets — 0.4%
Artisan Partners Asset Management, Inc., Class A	10,950	309,228
LPL Financial Holdings, Inc.	1,122	91,892
MSCI, Inc.	2,580	561,795
TD Ameritrade Holding Corp.	1,887	88,123
		1,051,038
Chemicals — 1.0%
CF Industries Holdings, Inc.	2,697	132,692
Ecolab, Inc.	7,403	1,466,090
NewMarket Corp.	1,788	844,097

Valvoline, Inc.	6,560	144,517
		2,587,396
Commercial Services and Supplies — 0.7%
Cintas Corp.	311	83,379
Republic Services, Inc.	15,812	1,368,528
Tetra Tech, Inc.	5,293	459,221
		1,911,128
Communications Equipment — 1.6%
Cisco Systems, Inc.	51,880	2,563,391
Juniper Networks, Inc.	13,702	339,124
Motorola Solutions, Inc.	7,533	1,283,699
		4,186,214
Consumer Finance — 1.6%
American Express Co.	13,054	1,544,027
Discover Financial Services	15,794	1,280,735
Synchrony Financial	39,876	1,359,373
		4,184,135
Containers and Packaging — 0.1%
Packaging Corp. of America	3,699	392,464
Diversified Financial Services — 0.5%
Berkshire Hathaway, Inc., Class B(1)	6,199	1,289,516
Diversified Telecommunication Services — 1.3%
AT&T, Inc.	10,261	388,276
Verizon Communications, Inc.	49,937	3,014,197
		3,402,473
Electric Utilities — 0.8%
IDACORP, Inc.	7,706	868,235
NextEra Energy, Inc.	5,707	1,329,674
		2,197,909
Electronic Equipment, Instruments and Components — 0.8%
CDW Corp.	4,930	607,573
Keysight Technologies, Inc.(1)	14,823	1,441,537
		2,049,110
Entertainment — 1.8%
Activision Blizzard, Inc.	30,612	1,619,987
Electronic Arts, Inc.(1)	15,033	1,470,528
Take-Two Interactive Software, Inc.(1)	11,156	1,398,293
Walt Disney Co. (The)	2,220	289,310
		4,778,118
Equity Real Estate Investment Trusts (REITs) — 1.7%
American Tower Corp.	8,138	1,799,556
GEO Group, Inc. (The)	19,909	345,222
Healthcare Trust of America, Inc., Class A	13,580	398,980
Life Storage, Inc.	10,563	1,113,446
PS Business Parks, Inc.	1,576	286,753
SBA Communications Corp.	1,694	408,508
Weingarten Realty Investors	12,098	352,415
		4,704,880

Food Products — 1.6%
Campbell Soup Co.	30,668	1,438,943
General Mills, Inc.	26,919	1,483,775
Hershey Co. (The)	8,482	1,314,625
		4,237,343
Health Care Equipment and Supplies — 2.6%
Danaher Corp.	12,688	1,832,528
Edwards Lifesciences Corp.(1)	6,719	1,477,575
Hologic, Inc.(1)	24,756	1,249,931
Integer Holdings Corp.(1)	4,272	322,792
NuVasive, Inc.(1)	3,044	192,929
Stryker Corp.	8,250	1,784,475
		6,860,230
Health Care Providers and Services — 0.3%
Amedisys, Inc.(1)	4,948	648,237
Chemed Corp.	180	75,163
UnitedHealth Group, Inc.	909	197,544
		920,944
Health Care Technology — 0.4%
Veeva Systems, Inc., Class A(1)	8,058	1,230,376
Hotels, Restaurants and Leisure — 1.3%
Darden Restaurants, Inc.	12,575	1,486,616
Starbucks Corp.	22,666	2,004,128
		3,490,744
Household Products — 1.5%
Colgate-Palmolive Co.	21,935	1,612,442
Procter & Gamble Co. (The)	18,573	2,310,110
		3,922,552
Insurance — 1.5%
Arch Capital Group Ltd.(1)	24,324	1,021,121
Mercury General Corp.	10,269	573,832
Progressive Corp. (The)	19,945	1,540,751
RenaissanceRe Holdings Ltd.	4,059	785,214
		3,920,918
Interactive Media and Services — 3.7%
Alphabet, Inc., Class A(1)	4,859	5,933,519
Facebook, Inc., Class A(1)	22,655	4,034,403
		9,967,922
Internet and Direct Marketing Retail — 2.7%
Amazon.com, Inc.(1)	3,346	5,808,355
eBay, Inc.	35,090	1,367,808
		7,176,163
IT Services — 2.8%
Akamai Technologies, Inc.(1)	6,547	598,265
EVERTEC, Inc.	5,960	186,071
Mastercard, Inc., Class A	6,666	1,810,286
PayPal Holdings, Inc.(1)	18,300	1,895,697
Visa, Inc., Class A	17,140	2,948,251
		7,438,570

Life Sciences Tools and Services — 1.0%
Agilent Technologies, Inc.	5,987	458,784
Bio-Rad Laboratories, Inc., Class A(1)	1,091	363,019
Thermo Fisher Scientific, Inc.	6,548	1,907,236
		2,729,039
Machinery — 0.5%
Allison Transmission Holdings, Inc.	20,683	973,135
Snap-on, Inc.	2,583	404,343
		1,377,478
Metals and Mining — 0.5%
Royal Gold, Inc.	5,958	734,085
Steel Dynamics, Inc.	23,247	692,761
		1,426,846
Oil, Gas and Consumable Fuels — 1.3%
Chevron Corp.	7,558	896,379
CVR Energy, Inc.	22,504	990,851
Exxon Mobil Corp.	9,817	693,178
HollyFrontier Corp.	15,746	844,616
		3,425,024
Paper and Forest Products — 0.1%
Domtar Corp.	5,554	198,889
Pharmaceuticals — 2.1%
Jazz Pharmaceuticals plc(1)	2,710	347,259
Johnson & Johnson	9,447	1,222,253
Merck & Co., Inc.	29,510	2,484,152
Pfizer, Inc.	3,550	127,552
Zoetis, Inc.	12,455	1,551,768
		5,732,984
Professional Services — 1.0%
CoStar Group, Inc.(1)	2,522	1,496,050
IHS Markit Ltd.(1)	3,402	227,526
Verisk Analytics, Inc.	6,904	1,091,799
		2,815,375
Semiconductors and Semiconductor Equipment — 1.2%
Broadcom, Inc.	7,202	1,988,256
Intel Corp.	13,539	697,665
Xilinx, Inc.	5,079	487,076
		3,172,997
Software — 5.0%
Adobe, Inc.(1)	7,972	2,202,265
Cadence Design Systems, Inc.(1)	5,280	348,902
Intuit, Inc.	7,286	1,937,639
LogMeIn, Inc.	762	54,072
Microsoft Corp.	53,684	7,463,686
Oracle Corp. (New York)	25,256	1,389,838
		13,396,402
Specialty Retail — 1.2%
AutoZone, Inc.(1)	1,270	1,377,467
Home Depot, Inc. (The)	4,384	1,017,176

Murphy USA, Inc.(1)	5,343	455,758
O'Reilly Automotive, Inc.(1)	1,272	506,905
		3,357,306
Technology Hardware, Storage and Peripherals — 2.7%
Apple, Inc.	32,541	7,288,208
Textiles, Apparel and Luxury Goods — 0.1%
Deckers Outdoor Corp.(1)	1,777	261,859
Thrifts and Mortgage Finance — 0.2%
Essent Group Ltd.	10,188	485,662
TOTAL COMMON STOCKS (Cost $121,367,150)		152,878,367
U.S. TREASURY SECURITIES — 15.3%
U.S. Treasury Bonds, 5.00%, 5/15/37	100,000	147,607
U.S. Treasury Bonds, 3.50%, 2/15/39	540,000	677,078
U.S. Treasury Bonds, 4.625%, 2/15/40	600,000	869,262
U.S. Treasury Bonds, 3.125%, 11/15/41	200,000	238,586
U.S. Treasury Bonds, 3.00%, 5/15/42	1,700,000	1,989,863
U.S. Treasury Bonds, 2.75%, 11/15/42	650,000	730,120
U.S. Treasury Bonds, 2.875%, 5/15/43	300,000	344,291
U.S. Treasury Bonds, 2.50%, 2/15/45	1,710,000	1,841,957
U.S. Treasury Bonds, 3.00%, 5/15/45	200,000	235,699
U.S. Treasury Bonds, 3.00%, 11/15/45	400,000	472,258
U.S. Treasury Bonds, 3.375%, 11/15/48	1,160,000	1,479,453
U.S. Treasury Bonds, 2.25%, 8/15/49	1,350,000	1,390,104
U.S. Treasury Notes, 1.50%, 10/31/19(2)	150,000	149,928
U.S. Treasury Notes, 1.875%, 12/15/20	1,200,000	1,201,219
U.S. Treasury Notes, 2.625%, 12/15/21	2,450,000	2,504,264
U.S. Treasury Notes, 1.875%, 1/31/22	3,400,000	3,419,324
U.S. Treasury Notes, 2.375%, 3/15/22	1,500,000	1,528,828
U.S. Treasury Notes, 1.75%, 6/15/22	1,000,000	1,004,688
U.S. Treasury Notes, 1.50%, 9/15/22	800,000	798,594
U.S. Treasury Notes, 2.00%, 11/30/22	3,100,000	3,139,840
U.S. Treasury Notes, 2.875%, 11/30/23	3,400,000	3,578,699
U.S. Treasury Notes, 2.375%, 2/29/24	800,000	827,875
U.S. Treasury Notes, 1.25%, 8/31/24	1,800,000	1,775,250
U.S. Treasury Notes, 2.625%, 12/31/25	1,600,000	1,696,188
U.S. Treasury Notes, 2.50%, 2/28/26	2,800,000	2,950,828
U.S. Treasury Notes, 1.375%, 8/31/26	500,000	492,041
U.S. Treasury Notes, 1.625%, 9/30/26	300,000	300,100
U.S. Treasury Notes, 3.125%, 11/15/28	2,200,000	2,470,832
U.S. Treasury Notes, 2.375%, 5/15/29	800,000	849,906
U.S. Treasury Notes, 1.625%, 8/15/29	1,900,000	1,891,984
TOTAL U.S. TREASURY SECURITIES (Cost $39,141,134)		40,996,666
CORPORATE BONDS — 10.3%
Aerospace and Defense†
Lockheed Martin Corp., 3.80%, 3/1/45	20,000	22,341
United Technologies Corp., 6.05%, 6/1/36	35,000	47,146
United Technologies Corp., 5.70%, 4/15/40	20,000	26,728
		96,215

Air Freight and Logistics†
United Parcel Service, Inc., 2.80%, 11/15/24	60,000	62,068
Automobiles — 0.2%
Ford Motor Credit Co. LLC, 2.68%, 1/9/20	200,000	199,999
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	50,000	52,386
General Motors Co., 4.20%, 10/1/27	30,000	30,619
General Motors Co., 5.15%, 4/1/38	50,000	50,576
General Motors Financial Co., Inc., 3.20%, 7/6/21	120,000	121,261
General Motors Financial Co., Inc., 5.25%, 3/1/26	100,000	108,655
		563,496
Banks — 2.3%
Bank of America Corp., 4.10%, 7/24/23	130,000	138,896
Bank of America Corp., MTN, 4.20%, 8/26/24	120,000	128,799
Bank of America Corp., MTN, 4.00%, 1/22/25	505,000	536,801
Bank of America Corp., MTN, 5.00%, 1/21/44	50,000	63,365
Bank of America Corp., MTN, VRN, 3.19%, 7/23/30	169,000	174,615
Bank of America Corp., MTN, VRN, 4.44%, 1/20/48	20,000	23,896
Bank of America Corp., VRN, 3.00%, 12/20/23	211,000	215,608
Barclays Bank plc, 5.14%, 10/14/20	200,000	204,547
Citigroup, Inc., 2.90%, 12/8/21	280,000	284,314
Citigroup, Inc., 2.75%, 4/25/22	165,000	167,518
Citigroup, Inc., 4.05%, 7/30/22	20,000	20,945
Citigroup, Inc., 3.20%, 10/21/26	340,000	351,309
Citigroup, Inc., 4.45%, 9/29/27	290,000	316,669
Citigroup, Inc., VRN, 3.52%, 10/27/28	50,000	52,420
Discover Bank, 3.45%, 7/27/26	250,000	258,045
Fifth Third BanCorp., 4.30%, 1/16/24	95,000	101,972
HSBC Holdings plc, 2.95%, 5/25/21	200,000	202,112
HSBC Holdings plc, 4.30%, 3/8/26	200,000	216,747
HSBC Holdings plc, 4.375%, 11/23/26	200,000	214,658
Huntington Bancshares, Inc., 2.30%, 1/14/22	40,000	40,231
JPMorgan Chase & Co., 2.55%, 3/1/21	60,000	60,404
JPMorgan Chase & Co., 4.625%, 5/10/21	160,000	166,478
JPMorgan Chase & Co., 3.25%, 9/23/22	140,000	144,790
JPMorgan Chase & Co., 3.875%, 9/10/24	105,000	111,940
JPMorgan Chase & Co., 3.125%, 1/23/25	420,000	435,477
JPMorgan Chase & Co., VRN, 3.54%, 5/1/28	20,000	21,085
JPMorgan Chase & Co., VRN, 3.70%, 5/6/30	70,000	75,150
JPMorgan Chase & Co., VRN, 3.88%, 7/24/38	60,000	65,991
JPMorgan Chase & Co., VRN, 3.96%, 11/15/48	20,000	22,393
JPMorgan Chase & Co., VRN, 3.90%, 1/23/49	20,000	22,255
PNC Bank N.A., 3.80%, 7/25/23	250,000	263,632
PNC Financial Services Group, Inc. (The), 4.375%, 8/11/20	40,000	40,829
Regions Financial Corp., 2.75%, 8/14/22	60,000	60,942
Regions Financial Corp., 3.80%, 8/14/23	70,000	73,891
Royal Bank of Canada, 2.15%, 10/26/20	100,000	100,193
Royal Bank of Canada, MTN, 2.125%, 3/2/20	90,000	90,073
U.S. Bancorp, MTN, 3.60%, 9/11/24	50,000	53,245
Wells Fargo & Co., 3.07%, 1/24/23	40,000	40,765

Wells Fargo & Co., 4.125%, 8/15/23	180,000	191,113
Wells Fargo & Co., 3.00%, 4/22/26	40,000	41,057
Wells Fargo & Co., MTN, 3.55%, 9/29/25	150,000	158,820
Wells Fargo & Co., MTN, 4.10%, 6/3/26	80,000	85,817
Wells Fargo & Co., MTN, 4.65%, 11/4/44	25,000	28,949
Wells Fargo & Co., MTN, 4.75%, 12/7/46	10,000	11,856
Wells Fargo & Co., MTN, VRN, 3.58%, 5/22/28	50,000	53,011
		6,133,623
Beverages — 0.1%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46	115,000	137,017
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 1/23/29	220,000	256,393
		393,410
Biotechnology — 0.6%
AbbVie, Inc., 2.50%, 5/14/20	100,000	100,238
AbbVie, Inc., 2.90%, 11/6/22	190,000	193,776
AbbVie, Inc., 3.60%, 5/14/25	30,000	31,220
AbbVie, Inc., 4.40%, 11/6/42	80,000	82,726
AbbVie, Inc., 4.70%, 5/14/45	10,000	10,701
Amgen, Inc., 2.65%, 5/11/22	200,000	202,668
Amgen, Inc., 4.66%, 6/15/51	46,000	53,642
Biogen, Inc., 3.625%, 9/15/22	70,000	72,881
Celgene Corp., 3.25%, 8/15/22	155,000	159,763
Celgene Corp., 3.625%, 5/15/24	60,000	63,406
Celgene Corp., 3.875%, 8/15/25	120,000	129,639
Gilead Sciences, Inc., 4.40%, 12/1/21	100,000	104,347
Gilead Sciences, Inc., 3.65%, 3/1/26	250,000	268,098
		1,473,105
Capital Markets — 0.8%
Goldman Sachs Group, Inc. (The), 2.30%, 12/13/19	220,000	220,030
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25	290,000	302,762
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26	270,000	281,071
Goldman Sachs Group, Inc. (The), 5.15%, 5/22/45	10,000	11,911
Goldman Sachs Group, Inc. (The), MTN, 5.375%, 3/15/20	325,000	329,719
Goldman Sachs Group, Inc. (The), VRN, 3.81%, 4/23/29	40,000	42,441
Morgan Stanley, 2.75%, 5/19/22	310,000	314,571
Morgan Stanley, 5.00%, 11/24/25	120,000	134,559
Morgan Stanley, 4.375%, 1/22/47	20,000	23,547
Morgan Stanley, MTN, 3.70%, 10/23/24	190,000	201,414
Morgan Stanley, MTN, 4.00%, 7/23/25	220,000	237,454
Morgan Stanley, MTN, VRN, 3.77%, 1/24/29	60,000	64,174
		2,163,653
Chemicals†
Westlake Chemical Corp., 4.375%, 11/15/47	50,000	49,261
Commercial Services and Supplies — 0.1%
Republic Services, Inc., 3.55%, 6/1/22	50,000	51,785
Waste Connections, Inc., 3.50%, 5/1/29	80,000	85,436
Waste Management, Inc., 4.15%, 7/15/49	60,000	70,247
		207,468

Communications Equipment†
Cisco Systems, Inc., 5.90%, 2/15/39	20,000	28,511
Consumer Finance — 0.2%
Ally Financial, Inc., 3.875%, 5/21/24	60,000	62,238
American Express Co., 3.00%, 10/30/24	30,000	31,005
American Express Credit Corp., MTN, 2.20%, 3/3/20	175,000	175,051
American Express Credit Corp., MTN, 2.25%, 5/5/21	40,000	40,153
Capital One Financial Corp., 3.80%, 1/31/28	220,000	232,989
Synchrony Financial, 2.85%, 7/25/22	90,000	90,829
		632,265
Diversified Consumer Services†
George Washington University (The), 3.55%, 9/15/46	15,000	16,306
Diversified Financial Services — 0.3%
Berkshire Hathaway, Inc., 2.75%, 3/15/23	80,000	82,109
Credit Suisse Group Funding Guernsey Ltd., 3.125%, 12/10/20	250,000	252,407
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	200,000	199,567
UBS Group Funding Switzerland AG, 3.49%, 5/23/23(3)	200,000	205,412
Voya Financial, Inc., 5.70%, 7/15/43	45,000	57,738
		797,233
Diversified Telecommunication Services — 0.5%
AT&T, Inc., 3.875%, 8/15/21	150,000	154,761
AT&T, Inc., 3.40%, 5/15/25	100,000	104,499
AT&T, Inc., 2.95%, 7/15/26	80,000	81,265
AT&T, Inc., 3.80%, 2/15/27	100,000	106,128
AT&T, Inc., 4.10%, 2/15/28	30,000	32,514
AT&T, Inc., 5.15%, 11/15/46	162,000	188,210
Deutsche Telekom International Finance BV, 2.23%, 1/17/20(3)	150,000	149,987
Deutsche Telekom International Finance BV, 3.60%, 1/19/27(3)	150,000	158,550
Orange SA, 4.125%, 9/14/21	40,000	41,612
Telefonica Emisiones SA, 5.46%, 2/16/21	55,000	57,428
Verizon Communications, Inc., 2.625%, 8/15/26	135,000	136,868
Verizon Communications, Inc., 4.75%, 11/1/41	50,000	59,539
Verizon Communications, Inc., 5.01%, 8/21/54	95,000	119,835
		1,391,196
Electric Utilities — 0.5%
AEP Transmission Co. LLC, 3.75%, 12/1/47	20,000	21,870
American Electric Power Co., Inc., 3.20%, 11/13/27	20,000	20,898
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	170,000	180,057
Berkshire Hathaway Energy Co., 3.80%, 7/15/48	30,000	32,577
Duke Energy Corp., 3.55%, 9/15/21	20,000	20,475
Duke Energy Corp., 2.65%, 9/1/26	70,000	70,391
Duke Energy Florida LLC, 6.35%, 9/15/37	20,000	28,538
Duke Energy Florida LLC, 3.85%, 11/15/42	30,000	32,763
Duke Energy Progress LLC, 4.15%, 12/1/44	20,000	22,937
Exelon Corp., 5.15%, 12/1/20	32,000	32,863
Exelon Corp., 4.45%, 4/15/46	50,000	56,770
Exelon Generation Co. LLC, 4.25%, 6/15/22	20,000	20,949
Exelon Generation Co. LLC, 5.60%, 6/15/42	10,000	11,920
FirstEnergy Corp., 4.25%, 3/15/23	30,000	31,752

FirstEnergy Corp., 4.85%, 7/15/47	20,000	23,804
FirstEnergy Transmission LLC, 4.55%, 4/1/49(3)	50,000	58,948
Florida Power & Light Co., 4.125%, 2/1/42	40,000	46,479
Florida Power & Light Co., 3.95%, 3/1/48	30,000	34,757
Florida Power & Light Co., 3.15%, 10/1/49	50,000	50,892
Georgia Power Co., 4.30%, 3/15/42	10,000	11,020
MidAmerican Energy Co., 4.40%, 10/15/44	60,000	72,104
NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	50,000	53,050
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(3)	20,000	20,525
Oncor Electric Delivery Co. LLC, 3.10%, 9/15/49(3)	50,000	49,941
Potomac Electric Power Co., 3.60%, 3/15/24	60,000	63,456
Progress Energy, Inc., 3.15%, 4/1/22	20,000	20,420
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	25,000	26,307
Southwestern Public Service Co., 3.70%, 8/15/47	60,000	65,353
Virginia Electric & Power Co., 3.45%, 2/15/24	30,000	31,409
Xcel Energy, Inc., 3.35%, 12/1/26	20,000	21,115
		1,234,340
Energy Equipment and Services†
Halliburton Co., 4.85%, 11/15/35	40,000	44,467
Entertainment — 0.1%
Activision Blizzard, Inc., 2.30%, 9/15/21	30,000	30,085
Viacom, Inc., 3.125%, 6/15/22	30,000	30,317
Viacom, Inc., 4.25%, 9/1/23	30,000	31,834
Viacom, Inc., 4.375%, 3/15/43	50,000	51,630
		143,866
Equity Real Estate Investment Trusts (REITs) — 0.3%
American Tower Corp., 3.375%, 10/15/26	40,000	41,682
AvalonBay Communities, Inc., MTN, 3.20%, 1/15/28	30,000	31,348
Boston Properties LP, 3.65%, 2/1/26	100,000	105,924
Crown Castle International Corp., 5.25%, 1/15/23	49,000	53,496
Essex Portfolio LP, 3.625%, 8/15/22	30,000	31,054
Essex Portfolio LP, 3.25%, 5/1/23	40,000	41,155
GLP Capital LP / GLP Financing II, Inc., 5.75%, 6/1/28	30,000	34,237
Kilroy Realty LP, 3.80%, 1/15/23	50,000	52,265
Kimco Realty Corp., 2.80%, 10/1/26	160,000	161,049
Public Storage, 3.39%, 5/1/29	60,000	64,419
Service Properties Trust, 4.65%, 3/15/24	40,000	41,180
Simon Property Group LP, 2.45%, 9/13/29	80,000	78,393
Ventas Realty LP, 4.125%, 1/15/26	20,000	21,648
VEREIT Operating Partnership LP, 4.125%, 6/1/21	70,000	71,855
		829,705
Food and Staples Retailing — 0.1%
Kroger Co. (The), 3.30%, 1/15/21	50,000	50,668
Kroger Co. (The), 3.875%, 10/15/46	20,000	19,127
Walmart, Inc., 4.05%, 6/29/48	110,000	132,328
		202,123
Health Care Equipment and Supplies — 0.1%
Becton Dickinson and Co., 3.73%, 12/15/24	100,000	105,890
Becton Dickinson and Co., 3.70%, 6/6/27	14,000	14,846

Medtronic, Inc., 3.50%, 3/15/25	63,000	67,676
Medtronic, Inc., 4.375%, 3/15/35	29,000	34,967
		223,379
Health Care Providers and Services — 0.4%
Aetna, Inc., 2.75%, 11/15/22	30,000	30,371
Anthem, Inc., 3.65%, 12/1/27	30,000	31,598
Anthem, Inc., 4.65%, 1/15/43	40,000	44,332
CommonSpirit Health, 2.95%, 11/1/22	20,000	20,365
CVS Health Corp., 3.50%, 7/20/22	110,000	113,613
CVS Health Corp., 2.75%, 12/1/22	35,000	35,451
CVS Health Corp., 4.30%, 3/25/28	230,000	248,979
CVS Health Corp., 4.78%, 3/25/38	30,000	33,125
CVS Health Corp., 5.05%, 3/25/48	40,000	45,561
Duke University Health System, Inc., 3.92%, 6/1/47	30,000	34,896
HCA, Inc., 4.125%, 6/15/29	120,000	125,894
Johns Hopkins Health System Corp. (The), 3.84%, 5/15/46	15,000	17,221
Northwell Healthcare, Inc., 4.26%, 11/1/47	20,000	22,386
Stanford Health Care, 3.80%, 11/15/48	20,000	22,982
UnitedHealth Group, Inc., 2.875%, 12/15/21	30,000	30,592
UnitedHealth Group, Inc., 2.875%, 3/15/22	75,000	76,412
UnitedHealth Group, Inc., 3.75%, 7/15/25	65,000	70,002
UnitedHealth Group, Inc., 4.75%, 7/15/45	30,000	36,477
Universal Health Services, Inc., 4.75%, 8/1/22(3)	20,000	20,200
		1,060,457
Hotels, Restaurants and Leisure — 0.1%
McDonald's Corp., MTN, 3.375%, 5/26/25	40,000	42,392
McDonald's Corp., MTN, 4.45%, 3/1/47	60,000	69,047
McDonald's Corp., MTN, 3.625%, 9/1/49	50,000	50,817
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	30,000	32,516
		194,772
Household Durables — 0.1%
D.R. Horton, Inc., 5.75%, 8/15/23	35,000	38,894
Lennar Corp., 4.75%, 4/1/21	80,000	81,900
Toll Brothers Finance Corp., 6.75%, 11/1/19	30,000	30,165
Toll Brothers Finance Corp., 4.35%, 2/15/28	90,000	93,375
		244,334
Insurance — 0.4%
American International Group, Inc., 4.125%, 2/15/24	230,000	246,306
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22	50,000	51,544
Berkshire Hathaway Finance Corp., 4.20%, 8/15/48	90,000	105,620
Chubb INA Holdings, Inc., 3.15%, 3/15/25	40,000	42,023
Chubb INA Holdings, Inc., 3.35%, 5/3/26	20,000	21,380
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36	50,000	65,454
Liberty Mutual Group, Inc., 4.50%, 6/15/49(3)	40,000	44,628
Markel Corp., 4.90%, 7/1/22	40,000	42,793
Markel Corp., 3.50%, 11/1/27	30,000	30,704
Markel Corp., 4.15%, 9/17/50	100,000	101,717
MetLife, Inc., 4.125%, 8/13/42	40,000	44,622
MetLife, Inc., 4.875%, 11/13/43	45,000	55,867

Prudential Financial, Inc., 3.94%, 12/7/49	106,000	114,707
WR Berkley Corp., 4.625%, 3/15/22	20,000	21,141
		988,506
Internet and Direct Marketing Retail†
eBay, Inc., 2.15%, 6/5/20	40,000	40,017
IT Services — 0.1%
Fidelity National Information Services, Inc., 3.00%, 8/15/26	110,000	113,407
Fiserv, Inc., 3.50%, 7/1/29	47,000	49,559
Global Payments, Inc., 3.20%, 8/15/29	100,000	101,497
Mastercard, Inc., 3.65%, 6/1/49	50,000	56,870
		321,333
Life Sciences Tools and Services†
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	25,000	25,635
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	29,000	29,937
Thermo Fisher Scientific, Inc., 2.95%, 9/19/26	20,000	20,621
		76,193
Media — 0.4%
CBS Corp., 4.85%, 7/1/42	10,000	11,131
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25	285,000	313,446
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.20%, 3/15/28	30,000	31,610
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	105,000	128,125
Comcast Corp., 4.40%, 8/15/35	20,000	23,379
Comcast Corp., 6.40%, 5/15/38	50,000	71,084
Comcast Corp., 4.60%, 10/15/38	110,000	132,033
Comcast Corp., 4.75%, 3/1/44	150,000	183,526
Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22	20,000	20,673
TEGNA, Inc., 5.125%, 7/15/20	29,000	29,065
		944,072
Metals and Mining†
Steel Dynamics, Inc., 4.125%, 9/15/25	55,000	55,825
Multi-Utilities — 0.2%
Black Hills Corp., 3.875%, 10/15/49(4)	70,000	70,742
CenterPoint Energy, Inc., 4.25%, 11/1/28	80,000	88,002
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	35,000	38,298
Consumers Energy Co., 3.10%, 8/15/50	50,000	50,212
Dominion Energy, Inc., 2.75%, 9/15/22	70,000	70,735
Dominion Energy, Inc., 4.90%, 8/1/41	50,000	59,276
NiSource, Inc., 5.65%, 2/1/45	35,000	45,190
Sempra Energy, 2.875%, 10/1/22	40,000	40,502
Sempra Energy, 3.25%, 6/15/27	30,000	30,843
Sempra Energy, 3.80%, 2/1/38	20,000	20,651
Sempra Energy, 4.00%, 2/1/48	20,000	21,223
		535,674
Oil, Gas and Consumable Fuels — 1.2%
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19	25,000	25,027
BP Capital Markets America, Inc., 4.50%, 10/1/20	30,000	30,739
Cimarex Energy Co., 4.375%, 6/1/24	75,000	78,864
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	30,000	32,112
Concho Resources, Inc., 4.375%, 1/15/25	75,000	77,745

Continental Resources, Inc., 4.375%, 1/15/28	80,000	82,801
Ecopetrol SA, 5.875%, 5/28/45	10,000	11,784
Enbridge, Inc., 4.00%, 10/1/23	55,000	58,333
Encana Corp., 6.50%, 2/1/38	70,000	84,463
Energy Transfer Operating LP, 4.15%, 10/1/20	40,000	40,602
Energy Transfer Operating LP, 7.50%, 10/15/20	30,000	31,534
Energy Transfer Operating LP, 3.60%, 2/1/23	30,000	30,838
Energy Transfer Operating LP, 4.25%, 3/15/23	110,000	115,018
Energy Transfer Operating LP, 5.25%, 4/15/29	100,000	112,900
Energy Transfer Operating LP, 4.90%, 3/15/35	55,000	56,904
Energy Transfer Operating LP, 6.50%, 2/1/42	20,000	24,025
Energy Transfer Operating LP, 6.00%, 6/15/48	50,000	59,194
EnLink Midstream LLC, 5.375%, 6/1/29	65,000	62,238
Enterprise Products Operating LLC, 5.20%, 9/1/20	120,000	123,320
Enterprise Products Operating LLC, 4.85%, 3/15/44	100,000	115,047
EOG Resources, Inc., 4.10%, 2/1/21	20,000	20,556
Exxon Mobil Corp., 2.71%, 3/6/25	40,000	41,372
Exxon Mobil Corp., 3.04%, 3/1/26	50,000	52,503
Hess Corp., 6.00%, 1/15/40	40,000	46,443
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	45,000	46,295
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	165,000	209,221
Marathon Oil Corp., 3.85%, 6/1/25	40,000	41,628
MPLX LP, 5.25%, 1/15/25(3)	50,000	52,791
MPLX LP, 4.875%, 6/1/25	95,000	104,600
MPLX LP, 4.50%, 4/15/38	70,000	72,718
MPLX LP, 5.20%, 3/1/47	40,000	44,279
Newfield Exploration Co., 5.75%, 1/30/22	50,000	53,447
Newfield Exploration Co., 5.375%, 1/1/26	40,000	43,514
Noble Energy, Inc., 4.15%, 12/15/21	50,000	51,955
Occidental Petroleum Corp., 3.50%, 8/15/29	50,000	50,808
ONEOK, Inc., 3.40%, 9/1/29	80,000	79,339
Petroleos Mexicanos, 6.00%, 3/5/20	26,000	26,371
Petroleos Mexicanos, 4.875%, 1/24/22	70,000	72,975
Petroleos Mexicanos, 3.50%, 1/30/23	10,000	9,995
Phillips 66, 4.30%, 4/1/22	50,000	52,743
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	65,000	66,701
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	230,000	258,629
Shell International Finance BV, 2.375%, 8/21/22	20,000	20,305
Shell International Finance BV, 3.25%, 5/11/25	40,000	42,413
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	40,000	40,898
Sunoco Logistics Partners Operations LP, 4.00%, 10/1/27	70,000	72,529
Total Capital Canada Ltd., 2.75%, 7/15/23	20,000	20,569
Williams Cos., Inc. (The), 4.125%, 11/15/20	80,000	81,270
Williams Cos., Inc. (The), 4.55%, 6/24/24	60,000	64,643
Williams Cos., Inc. (The), 5.10%, 9/15/45	60,000	65,827
		3,160,825
Paper and Forest Products†
Georgia-Pacific LLC, 5.40%, 11/1/20(3)	60,000	62,074

Pharmaceuticals — 0.2%
Allergan Finance LLC, 3.25%, 10/1/22	130,000	132,859
Allergan Funding SCS, 3.85%, 6/15/24	89,000	93,978
Allergan Funding SCS, 4.55%, 3/15/35	10,000	10,639
Bristol-Myers Squibb Co., 4.25%, 10/26/49(3)	30,000	34,987
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	180,000	180,888
		453,351
Road and Rail — 0.3%
Ashtead Capital, Inc., 4.125%, 8/15/25(3)	200,000	204,500
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	189,000	191,152
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	60,000	71,427
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	75,000	86,467
CSX Corp., 3.40%, 8/1/24	30,000	31,609
CSX Corp., 3.25%, 6/1/27	100,000	105,111
Union Pacific Corp., 3.60%, 9/15/37	50,000	52,947
Union Pacific Corp., 4.75%, 9/15/41	50,000	58,939
Union Pacific Corp., 4.05%, 11/15/45	30,000	33,152
Union Pacific Corp., MTN, 3.55%, 8/15/39	40,000	42,050
		877,354
Software — 0.2%
Microsoft Corp., 2.70%, 2/12/25	220,000	228,505
Microsoft Corp., 3.45%, 8/8/36	60,000	66,422
Microsoft Corp., 4.25%, 2/6/47	70,000	87,023
Oracle Corp., 2.50%, 10/15/22	25,000	25,394
Oracle Corp., 3.625%, 7/15/23	30,000	31,729
Oracle Corp., 2.65%, 7/15/26	125,000	127,692
		566,765
Specialty Retail — 0.1%
Home Depot, Inc. (The), 3.75%, 2/15/24	40,000	42,991
Home Depot, Inc. (The), 3.00%, 4/1/26	40,000	41,956
Home Depot, Inc. (The), 5.95%, 4/1/41	50,000	71,715
		156,662
Technology Hardware, Storage and Peripherals — 0.4%
Apple, Inc., 2.75%, 1/13/25	30,000	31,068
Apple, Inc., 2.50%, 2/9/25	140,000	143,412
Apple, Inc., 2.45%, 8/4/26	60,000	60,946
Apple, Inc., 3.20%, 5/11/27	60,000	63,695
Apple, Inc., 2.90%, 9/12/27	150,000	156,460
Dell International LLC / EMC Corp., 6.02%, 6/15/26(3)	310,000	349,848
Dell International LLC / EMC Corp., 4.90%, 10/1/26(3)	80,000	85,769
Hewlett Packard Enterprise Co., 3.60%, 10/15/20	60,000	60,781
		951,979
Trading Companies and Distributors†
International Lease Finance Corp., 5.875%, 8/15/22	120,000	131,522
TOTAL CORPORATE BONDS (Cost $26,067,102)		27,507,405
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 8.2%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.3%
FHLMC, VRN, 4.65%, (12-month LIBOR plus 1.86%), 7/1/36	6,882	7,251
FHLMC, VRN, 4.39%, (1-year H15T1Y plus 2.14%), 10/1/36	18,745	19,738

FHLMC, VRN, 4.80%, (1-year H15T1Y plus 2.25%), 4/1/37	22,511	23,791
FHLMC, VRN, 4.75%, (12-month LIBOR plus 1.81%), 2/1/38	8,922	9,426
FHLMC, VRN, 4.89%, (12-month LIBOR plus 1.84%), 6/1/38	7,467	7,890
FHLMC, VRN, 4.06%, (12-month LIBOR plus 1.78%), 9/1/40	8,855	9,258
FHLMC, VRN, 4.77%, (12-month LIBOR plus 1.88%), 5/1/41	3,591	3,768
FHLMC, VRN, 3.69%, (12-month LIBOR plus 1.89%), 7/1/41	10,706	11,118
FHLMC, VRN, 4.09%, (12-month LIBOR plus 1.87%), 7/1/41	14,010	14,732
FHLMC, VRN, 4.73%, (12-month LIBOR plus 1.64%), 2/1/43	5,492	5,675
FHLMC, VRN, 4.43%, (12-month LIBOR plus 1.65%), 6/1/43	3,747	3,878
FHLMC, VRN, 4.50%, (12-month LIBOR plus 1.62%), 6/1/43	119	123
FHLMC, VRN, 2.85%, (12-month LIBOR plus 1.63%), 1/1/44	31,377	31,864
FHLMC, VRN, 4.07%, (12-month LIBOR plus 1.59%), 10/1/44	21,319	21,908
FHLMC, VRN, 2.57%, (12-month LIBOR plus 1.60%), 6/1/45	64,898	65,675
FHLMC, VRN, 2.36%, (12-month LIBOR plus 1.63%), 8/1/46	179,560	181,265
FHLMC, VRN, 3.06%, (12-month LIBOR plus 1.64%), 9/1/47	152,367	155,717
FNMA, VRN, 4.19%, (6-month LIBOR plus 1.57%), 6/1/35	13,512	14,014
FNMA, VRN, 4.19%, (6-month LIBOR plus 1.57%), 6/1/35	17,177	17,796
FNMA, VRN, 4.45%, (1-year H15T1Y plus 2.16%), 3/1/38	21,109	22,258
FNMA, VRN, 4.82%, (12-month LIBOR plus 1.69%), 1/1/40	2,769	2,932
FNMA, VRN, 4.71%, (12-month LIBOR plus 1.80%), 3/1/40	6,743	7,123
FNMA, VRN, 3.92%, (12-month LIBOR plus 1.77%), 10/1/40	13,819	14,446
FNMA, VRN, 4.53%, (12-month LIBOR plus 1.55%), 3/1/43	6,034	6,245
FNMA, VRN, 3.18%, (12-month LIBOR plus 1.61%), 3/1/47	121,032	124,161
FNMA, VRN, 2.87%, (12-month LIBOR plus 1.61%), 10/1/47	59,194	60,115
		842,167
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 7.9%
FHLMC, 6.50%, 1/1/28	1,883	2,100
FHLMC, 6.50%, 6/1/29	2,319	2,587
FHLMC, 8.00%, 7/1/30	2,332	2,786
FHLMC, 5.50%, 12/1/33	53,717	59,673
FHLMC, 5.50%, 1/1/38	7,361	8,191
FHLMC, 6.00%, 8/1/38	10,532	11,804
FHLMC, 3.00%, 2/1/43	243,560	251,246
FHLMC, 3.50%, 12/1/47	192,473	199,376
FNMA, 6.50%, 1/1/29	4,974	5,590
FNMA, 7.50%, 7/1/29	6,293	6,468
FNMA, 7.50%, 9/1/30	2,155	2,541
FNMA, 5.00%, 7/1/31	60,978	65,353
FNMA, 6.50%, 1/1/32	3,462	3,860
FNMA, 5.50%, 6/1/33	16,692	18,715
FNMA, 5.50%, 8/1/33	34,001	38,430
FNMA, 5.00%, 11/1/33	89,429	98,803
FNMA, 5.50%, 1/1/34	30,319	34,150
FNMA, 3.50%, 3/1/34	54,021	56,370
FNMA, 5.00%, 4/1/35	71,899	79,434
FNMA, 4.50%, 9/1/35	42,459	45,945
FNMA, 5.00%, 2/1/36	69,318	76,599
FNMA, 5.50%, 1/1/37	50,319	56,949
FNMA, 5.50%, 2/1/37	11,737	13,237

FNMA, 6.00%, 7/1/37	80,917	92,974
FNMA, 6.50%, 8/1/37	6,569	7,299
FNMA, 5.00%, 4/1/40	117,954	130,389
FNMA, 5.00%, 6/1/40	84,295	93,220
FNMA, 3.50%, 1/1/41	285,005	299,489
FNMA, 4.00%, 1/1/41	382,690	410,726
FNMA, 4.00%, 5/1/41	88,799	94,909
FNMA, 5.00%, 6/1/41	96,041	106,047
FNMA, 4.50%, 7/1/41	109,197	118,391
FNMA, 4.50%, 9/1/41	28,756	31,178
FNMA, 4.00%, 12/1/41	144,676	154,665
FNMA, 4.00%, 1/1/42	157,027	167,807
FNMA, 3.50%, 5/1/42	290,132	304,929
FNMA, 3.50%, 6/1/42	67,558	71,003
FNMA, 3.50%, 5/1/45	518,588	540,926
FNMA, 3.00%, 11/1/46	776,888	796,147
FNMA, 3.50%, 2/1/47	1,920,545	2,002,536
FNMA, 6.50%, 8/1/47	2,336	2,514
FNMA, 6.50%, 9/1/47	4,729	5,074
FNMA, 6.50%, 9/1/47	227	244
FNMA, 6.50%, 9/1/47	2,486	2,668
FNMA, 3.50%, 10/1/47	1,293,770	1,339,772
FNMA, 3.50%, 3/1/48	1,350,601	1,397,572
FNMA, 3.00%, 4/1/48	606,530	622,971
FNMA, 4.00%, 6/1/48	735,568	767,402
FNMA, 4.50%, 7/1/48	2,224,264	2,361,675
FNMA, 4.00%, 8/1/48	1,572,500	1,638,466
FNMA, 3.50%, 4/1/49	1,319,970	1,358,006
FNMA, 3.50%, 4/1/49	557,617	575,536
FNMA, 3.50%, 5/1/49	435,260	447,816
GNMA, 2.50%, TBA	1,000,000	1,009,697
GNMA, 3.00%, TBA	500,000	513,174
GNMA, 3.50%, TBA	525,000	544,011
GNMA, 4.00%, TBA	1,000,000	1,040,059
GNMA, 7.00%, 4/20/26	6,773	7,552
GNMA, 7.50%, 8/15/26	4,407	4,903
GNMA, 7.00%, 2/15/28	1,873	1,877
GNMA, 7.50%, 2/15/28	1,560	1,563
GNMA, 6.50%, 5/15/28	291	322
GNMA, 6.50%, 5/15/28	1,060	1,173
GNMA, 7.00%, 12/15/28	1,954	1,957
GNMA, 7.00%, 5/15/31	14,999	17,339
GNMA, 5.50%, 11/15/32	34,040	38,064
GNMA, 4.50%, 1/15/40	28,883	31,469
GNMA, 4.50%, 5/20/41	83,172	91,031
GNMA, 4.50%, 6/15/41	49,942	54,710
GNMA, 3.50%, 7/20/42	63,453	67,417
GNMA, 3.50%, 3/15/46	501,096	523,393

GNMA, 2.50%, 8/20/46	108,071	109,143
		21,141,412
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $21,565,140)		21,983,579
ASSET-BACKED SECURITIES — 2.6%
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(3)	123,142	124,307
BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class A SEQ, 3.28%, 9/26/33(3)	450,432	459,208
Goodgreen, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(3)	156,708	165,554
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(3)	33,481	33,353
Hilton Grand Vacations Trust, Series 2018-AA, Class B, 3.70%, 2/25/32(3)	335,407	344,286
Invitation Homes Trust, Series 2018-SFR1, Class A, VRN, 2.72%, (1-month LIBOR plus 0.70%), 3/17/37(3)	380,313	376,168
Invitation Homes Trust, Series 2018-SFR1, Class C, VRN, 3.27%, (1-month LIBOR plus 1.25%), 3/17/37(3)	400,000	399,584
Invitation Homes Trust, Series 2018-SFR2, Class B, VRN, 3.11%, (1-month LIBOR plus 1.08%), 6/17/37(3)	275,000	273,679
Invitation Homes Trust, Series 2018-SFR3, Class A, VRN, 3.02%, (1-month LIBOR plus 1.00%), 7/17/37(3)	409,205	409,205
Invitation Homes Trust, Series 2018-SFR4, Class B, VRN, 3.27%, (1-month LIBOR plus 1.25%), 1/17/38(3)	550,000	549,425
Mill City Mortgage Loan Trust, Series 2017-2, Class A1, VRN, 2.75%, 7/25/59(3)	165,303	166,233
MVW Owner Trust, Series 2014-1A, Class A SEQ, 2.25%, 9/22/31(3)	20,600	20,571
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(3)	21,268	21,263
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(3)	32,274	32,089
MVW Owner Trust, Series 2017-1A, Class A SEQ, 2.42%, 12/20/34(3)	111,172	111,411
MVW Owner Trust, Series 2018-1A, Class A SEQ, 3.45%, 1/21/36(3)	224,991	232,099
Progress Residential Trust, Series 2018-SFR1, Class A SEQ, 3.26%, 3/17/35(3)	224,727	226,140
Progress Residential Trust, Series 2018-SFR3, Class A SEQ, 3.88%, 10/17/35(3)	349,780	359,299
Progress Residential Trust, Series 2018-SFR3, Class B, 4.08%, 10/17/35(3)	625,000	640,769
Progress Residential Trust, Series 2019-SFR3, Class A SEQ, 2.27%, 9/17/36(3)	350,000	346,465
Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(3)	25,608	25,871
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A SEQ, 2.40%, 3/22/32(3)	12,986	12,982
Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class A SEQ, 3.50%, 6/20/35(3)	160,075	163,560
Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class B, 3.65%, 6/20/35(3)	173,415	177,038
Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class A SEQ, 2.59%, 5/20/36(3)	275,519	277,048
Towd Point Mortgage Trust, Series 2016-1, Class A1, VRN, 3.50%, 2/25/55(3)	29,820	30,250
Towd Point Mortgage Trust, Series 2017-2, Class A1, VRN, 2.75%, 4/25/57(3)	70,200	70,821
Towd Point Mortgage Trust, Series 2017-6, Class A1, VRN, 2.75%, 10/25/57(3)	202,789	204,848
Towd Point Mortgage Trust, Series 2018-1, Class A1 SEQ, VRN, 3.00%, 1/25/58(3)	73,462	74,591
Towd Point Mortgage Trust, Series 2018-4, Class A1, VRN, 3.00%, 6/25/58(3)	88,863	91,471
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 11/15/25	13,746	14,492
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(3)	338,196	337,715
VSE VOI Mortgage LLC, Series 2017-A, Class A SEQ, 2.33%, 3/20/35(3)	126,470	126,400
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(3)	151,043	155,366
TOTAL ASSET-BACKED SECURITIES (Cost $6,967,174)		7,053,561
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.5%
Private Sponsor Collateralized Mortgage Obligations — 1.1%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	3,090	3,147
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 4.46%, 3/25/35	27,135	28,195
Agate Bay Mortgage Loan Trust, Series 2016-3, Class A3, VRN, 3.50%, 8/25/46(3)	97,931	99,509
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 4.79%, 6/25/34	20,677	20,923
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 4.36%, 8/25/34	16,449	16,020
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 4.30%, 8/25/34	16,853	17,102
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 4.63%, 8/25/35	5,531	5,717

Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 4.55%, (1-year H15T1Y plus 2.15%), 9/25/35	13,570	13,962
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	923	913
Credit Suisse Mortgage Trust, Series 2017-HL2, Class A3 SEQ, VRN, 3.50%, 10/25/47(3)	235,192	240,093
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 4.24%, 10/25/34	6,136	6,180
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 4.99%, 8/25/35	8,704	9,116
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 4.06%, 6/25/34	11,709	11,709
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 4.60%, 5/25/34	14,413	14,877
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 3.91%, 1/25/35	19,553	19,565
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 4.48%, 9/25/35	46,158	47,621
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 4.55%, 9/25/35	11,306	11,623
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 4.42%, 7/25/35	7,385	7,496
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 4.34%, 7/25/35	4,473	4,508
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 4.65%, 4/25/35	9,651	9,921
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 3/25/43(3)	19,422	19,446
JPMorgan Mortgage Trust, Series 2017-1, Class A2, VRN, 3.50%, 1/25/47(3)	158,448	161,717
JPMorgan Mortgage Trust, Series 2018-6, Class 1A4 SEQ, VRN, 3.50%, 12/25/48(3)	129,325	130,955
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 4.73%, 11/21/34	58,193	60,027
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 4.37%, 11/25/35	43,619	44,263
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 4.45%, 2/25/35	22,524	22,965
New Residential Mortgage Loan Trust, Series 2017-1A, Class A1, VRN, 4.00%, 2/25/57(3)	221,460	231,347
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 3/25/57(3)	140,687	147,428
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 3.52%, (1-month LIBOR plus 1.50%), 6/25/57(3)	78,035	79,419
Sequoia Mortgage Trust, Series 2017-7, Class A4 SEQ, VRN, 3.50%, 10/25/47(3)	156,625	159,765
Sequoia Mortgage Trust, Series 2017-CH1, Class A1, VRN, 4.00%, 8/25/47(3)	370,216	381,114
Sequoia Mortgage Trust, Series 2017-CH2, Class A10 SEQ, VRN, 4.00%, 12/25/47(3)	145,471	147,380
Sequoia Mortgage Trust, Series 2018-7, Class A4 SEQ, VRN, 4.00%, 9/25/48(3)	256,346	259,459
Sequoia Mortgage Trust, Series 2018-CH2, Class A12 SEQ, VRN, 4.00%, 6/25/48(3)	195,737	198,238
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 11/25/46(3)	39,446	39,366
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 4.38%, 7/25/34	36,197	36,867
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 2.76%, (1-month LIBOR plus 0.74%), 9/25/44	41,178	41,425
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 4.42%, 3/25/35	56,154	55,990
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 4.92%, 9/25/34	9,012	9,394
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 4.97%, 12/25/34	8,741	9,015
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	8,012	8,018
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	15,429	15,930
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 4.96%, 6/25/35	40,591	41,189
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 4.97%, 6/25/35	11,416	11,987
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 4.97%, 3/25/35	9,613	9,937
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 5.09%, 5/25/35	16,993	17,707
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	12,729	12,825
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	183	183
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	6,679	6,700
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	2,664	2,716
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	2,050	2,057
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 4.89%, 1/25/38	10,724	10,443
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	16,487	17,569
		2,981,038
U.S. Government Agency Collateralized Mortgage Obligations — 0.4%
FHLMC, Series 2016-DNA4, Class M2, VRN, 3.32%, (1-month LIBOR plus 1.30%), 3/25/29	93,571	93,842

FHLMC, Series 2018-DNA1, Class M1, VRN, 2.47%, (1-month LIBOR plus 0.45%), 7/25/30	133,633	133,478
FNMA, Series 2014-C02, Class 1M2, VRN, 4.62%, (1-month LIBOR plus 2.60%), 5/25/24	81,709	85,258
FNMA, Series 2014-C02, Class 2M2, VRN, 4.62%, (1-month LIBOR plus 2.60%), 5/25/24	90,483	93,849
FNMA, Series 2016-C04, Class 1M1, VRN, 3.47%, (1-month LIBOR plus 1.45%), 1/25/29	10,158	10,176
FNMA, Series 2017-C01, Class 1M1, VRN, 3.32%, (1-month LIBOR plus 1.30%), 7/25/29	30,614	30,682
FNMA, Series 2018-C01, Class 1M1, VRN, 2.62%, (1-month LIBOR plus 0.60%), 7/25/30	374,502	374,465
FNMA, Series 2018-C02, Class 2M1, VRN, 2.67%, (1-month LIBOR plus 0.65%), 8/25/30	156,280	156,293
		978,043
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,911,128)		3,959,081
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.2%
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(3)	200,000	210,816
Benchmark Mortgage Trust, Series 2018-B6, Class AS, 4.44%, 10/10/51	375,000	427,450
BX Trust, Series 2018-MCSF, Class A, VRN, 2.60%, (1-month LIBOR plus 0.58%), 4/15/35(3)	200,000	199,615
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM, VRN, 4.43%, 2/10/47	125,000	135,690
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 10/10/47	125,000	134,935
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, VRN, 4.19%, 9/10/47	125,000	133,715
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, VRN, 3.60%, 3/10/48	100,000	105,686
Commercial Mortgage Trust, Series 2016-CD2, Class A4 SEQ, VRN, 3.53%, 11/10/49	150,000	161,959
Commercial Mortgage Trust, Series 2017-PANW, Class A SEQ, 3.24%, 10/10/29(3)	375,000	391,180
Core Industrial Trust, Series 2015-CALW, Class C, 3.56%, 2/10/34(3)	200,000	205,045
DBCG Mortgage Trust, Series 2017-BBG, Class A, VRN, 2.73%, (1-month LIBOR plus 0.70%), 6/15/34(3)	250,000	249,673
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A SEQ, 2.84%, 8/10/38(3)	250,000	257,861
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4 SEQ, 3.41%, 3/15/50	170,000	181,720
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4 SEQ, 4.17%, 12/15/46	50,000	53,800
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4 SEQ, 2.82%, 8/15/49	100,000	103,409
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class A3 SEQ, 3.28%, 11/15/52	150,000	159,639
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 7/13/29(3)	125,000	126,635
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $3,120,721)		3,238,828
COLLATERALIZED LOAN OBLIGATIONS — 0.9%
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 3.30%, (3-month LIBOR plus 1.02%), 4/20/31(3)	200,000	198,069
Carlyle Global Market Strategies CLO Ltd., Series 2014-5A, Class A1RR, VRN, 3.44%, (3-month LIBOR plus 1.14%), 7/15/31(3)	100,000	99,828
CBAM Ltd., Series 2019-9A, Class A, VRN, 4.01%, (3-month LIBOR plus 1.28%), 2/12/30(3)	200,000	200,308
CIFC Funding Ltd., Series 2013-3RA, Class A1, VRN, 3.26%, (3-month LIBOR plus 0.98%), 4/24/31(3)	100,000	98,808
CIFC Funding Ltd., Series 2015-1A, Class ARR, VRN, 3.39%, (3-month LIBOR plus 1.11%), 1/22/31(3)	74,000	73,709
Dryden 41 Senior Loan Fund, Series 2015-41A, Class AR, VRN, 3.27%, (3-month LIBOR plus 0.97%), 4/15/31(3)	200,000	198,369
Dryden 64 CLO Ltd., Series 2018-64A, Class A, VRN, 3.27%, (3-month LIBOR plus 0.97%), 4/18/31(3)	150,000	148,376
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 3.40%, (3-month LIBOR plus 1.12%), 7/20/31(3)	175,000	174,784
KKR CLO Ltd., Series 2022A, Class A, VRN, 3.43%, (3-month LIBOR plus 1.15%), 7/20/31(3)	175,000	174,220
LCM XIV LP, Series 2014A, Class AR, VRN, 3.32%, (3-month LIBOR plus 1.04%), 7/20/31(3)	100,000	99,142
Madison Park Funding XIII Ltd., Series 2014-13A, Class AR2, VRN, 3.25%, (3-month LIBOR plus 0.95%), 4/19/30(3)	125,000	124,880
Magnetite VIII Ltd., Series 2014-8A, Class AR2, VRN, 3.28%, (3-month LIBOR plus 0.98%), 4/15/31(3)	225,000	224,191
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class A, VRN, 3.45%, (3-month LIBOR plus 1.15%), 4/18/31(3)	200,000	198,784
Treman Park CLO Ltd., Series 2015-1A, Class ARR, VRN, 3.35%, (3-month LIBOR plus 1.07%), 10/20/28(3)	225,000	225,411
Voya CLO Ltd., Series 2013-2A, Class A1R, VRN, 3.25%, (3-month LIBOR plus 0.97%), 4/25/31(3)	125,000	123,766
Voya CLO Ltd., Series 2013-3A, Class A1RR, VRN, 3.45%, (3-month LIBOR plus 1.15%), 10/18/31(3)	100,000	99,689
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $2,470,101)		2,462,334

MUNICIPAL SECURITIES — 0.5%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	70,000	106,076
Dallas Area Rapid Transit Rev., 6.00%, 12/1/44	25,000	36,713
Houston GO, 3.96%, 3/1/47	25,000	29,074
Los Angeles Community College District GO, 6.68%, 8/1/36	20,000	30,372
Los Angeles Department of Airports Rev., 6.58%, 5/15/39	25,000	33,925
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	15,000	21,722
Metropolitan Water Reclamation District of Greater Chicago GO, 5.72%, 12/1/38	200,000	270,928
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	20,000	25,154
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	65,000	104,861
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	85,000	133,488
New York City Water & Sewer System Rev., 5.95%, 6/15/42	45,000	66,202
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	30,000	35,823
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	40,000	54,174
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	45,000	57,332
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	45,000	61,497
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	25,000	34,867
Salt River Project Agricultural Improvement & Power District Rev., 4.84%, 1/1/41	25,000	32,374
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	20,000	32,655
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	30,000	37,661
State of California GO, 4.60%, 4/1/38	120,000	133,804
State of California GO, 7.55%, 4/1/39	20,000	33,130
State of California GO, 7.30%, 10/1/39	15,000	23,504
State of California GO, 7.60%, 11/1/40	20,000	33,879
State of Illinois GO, 5.10%, 6/1/33	45,000	48,780
State of Oregon Department of Transportation Rev., 5.83%, 11/15/34	20,000	27,664
TOTAL MUNICIPAL SECURITIES (Cost $1,279,931)		1,505,659
BANK LOAN OBLIGATIONS(5) — 0.1%
Diversified Telecommunication Services — 0.1%
Zayo Group, LLC, 2017 Incremental Term Loan, 4.29%, (1-month LIBOR plus 2.25%), 1/19/24	100,000	100,344
Media†
Charter Communications Operating, LLC, 2017 Term Loan B, 4.05%, (1-month LIBOR plus 2.00%), 4/30/25	98,992	99,704
TOTAL BANK LOAN OBLIGATIONS (Cost $199,884)		200,048
U.S. GOVERNMENT AGENCY SECURITIES — 0.1%
FNMA, 2.125%, 4/24/26	40,000	41,173
FNMA, 6.625%, 11/15/30	100,000	146,610
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $163,422)		187,783
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.1%
Colombia†
Colombia Government International Bond, 4.375%, 7/12/21	30,000	31,103
Peru†
Peruvian Government International Bond, 5.625%, 11/18/50	30,000	44,025
Poland — 0.1%
Republic of Poland Government International Bond, 3.00%, 3/17/23	10,000	10,348
Republic of Poland Government International Bond, 5.125%, 4/21/21	35,000	36,761
		47,109

Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45	20,000	21,450
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $126,825)		143,687
TEMPORARY CASH INVESTMENTS — 3.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $9,580,481)	9,580,481	9,580,481
TOTAL INVESTMENT SECURITIES — 101.5% (Cost $235,960,193)		271,697,479
OTHER ASSETS AND LIABILITIES — (1.5)%		(4,033,368)
TOTAL NET ASSETS — 100.0%		$267,664,111

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	32	December 2019	$1,600	$4,765,600	$(56,771)
U.S. Treasury 10-Year Notes	2	December 2019	$200,000	260,625	(3,004)
U.S. Treasury 2-Year Notes	29	December 2019	$5,800,000	6,249,500	(18,828)
U.S. Treasury 5-Year Notes	1	December 2019	$100,000	119,148	(932)
				$11,394,873	$(79,535)

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	1.78%	8/5/24	$1,000,000	$(492)	$(9,173)	$(9,665)

NOTES TO SCHEDULE OF INVESTMENTS
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
TBA	-
To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.

VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $76,429.

(3)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $14,935,624, which represented 5.6% of total net assets.

(4)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(5)
The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	152,878,367	—	—
U.S. Treasury Securities	—	40,996,666	—
Corporate Bonds	—	27,507,405	—
U.S. Government Agency Mortgage-Backed Securities	—	21,983,579	—
Asset-Backed Securities	—	7,053,561	—
Collateralized Mortgage Obligations	—	3,959,081	—
Commercial Mortgage-Backed Securities	—	3,238,828	—
Collateralized Loan Obligations	—	2,462,334	—
Municipal Securities	—	1,505,659	—
Bank Loan Obligations	—	200,048	—
U.S. Government Agency Securities	—	187,783	—
Sovereign Governments and Agencies	—	143,687	—
Temporary Cash Investments	9,580,481	—	—
	162,458,848	109,238,631	—

Liabilities
Other Financial Instruments
Futures Contracts	79,535	—	—
Swap Agreements	—	9,665	—
	79,535	9,665	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.